SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) segment shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
SIGNIFICANT ACCOUNTING POLICIES
Average annual rate	2.90%	2.99%
Allowance for credit loss	$ 800,000	$ 647,000
Impairment loss	$ 0	0	$ 0
Number of Reportable Segments (in segment) | segment	1
Goodwill impairment charges	$ 0	0	0
Amortization expenses	$ 470,000	$ 532,000	$ 545,000
Antidilutive securities and outstanding options, RSUs and warrants excluded from computation of earnings per share amount (in Shares) | shares	318,411	284,903	710,761
Severance pay expenses	$ 2,592,000	$ 2,342,000	$ 2,995,000
Defined contribution plan description	All eligible employees may elect to contribute a portion of their annual compensation to the plan through salary deferrals, subject to the Internal Revenue Service limit of $23.5, $23 and $20.5 during the years ended December 31, 2025, 2024 and 2023, plus a catch-up contribution of $7.5 for participants aged 50 or over. The Group matches 50% of employees’ contributions, up to a maximum of 6% of the employees’ annual pay.
Contributions by employer	$ 525,000	506,000	524,000
Advertising expenses	2,561,000	2,433,000	1,942,000
Allowance for sales return [Member]
SIGNIFICANT ACCOUNTING POLICIES
Provision deducted from revenues	2,155,000	1,675,000
Warranty reserves [Member]
SIGNIFICANT ACCOUNTING POLICIES
Provision for warranty	$ 139,000	132,000
Minimum [Member]
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	4 years
Maximum [Member]
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	10 years
Other Receivables And Prepaid Expenses
SIGNIFICANT ACCOUNTING POLICIES
Contract costs	$ 1,092,000	689,000
Amortization expenses	307	288	604
Impairment losses	0	0	0
Grant [Member]
SIGNIFICANT ACCOUNTING POLICIES
Research and development grants	$ 0	$ 55,000	$ 665,000